OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2007
                                                     Estimated average burden
                                                     hours per response.....
                                                     21.09

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043

                      Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



Pioneer High Income Trust

SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)

Principal    S&P/Moody's
Amount       Ratings
USD ($)      (unaudited)                                                Value
                      COLLATERIZED MORTGAGE OBLIGATIONS - 1.2% of Net Assets
                      Diversified Financials - 1.2%
425,000      BB/Ba3   DB Master Finance LLC, 8.285%, 6/20/31 (144 $426,637
4,860,000    NR/Ba2   Tower 2004-2A F, 6.376%, 12/15/14 (144A)    4,773,589
                      TOTAL COLLATERIZED MORTGAGE OBLIGATIONS     $5,200,226
                      (Cost $5,284,991)


                      CORPORATE BONDS & NOTES - 117.4% of Net Assets
                      Energy - 11.0%
                      Oil & Gas Drilling - 1.1%
4,400,000    NR/NR    DDI Holding AS, 9.3%, 1/19/12 (144A)        $4,521,000

                      Oil & Gas Equipment & Services - 1.5%
2,100,000 (a)CCC+/B3  Pipe Acquisition Finance Plc, 11.67%, 12/15 $2,068,500
2,380,000    NR/B1    SemGroup L.P., 8.75%, 11/15/15 (144A)       2,368,100
2,000,000    NR/NR    Sevan Marine ASA, 9.75%, 1/31/11 (144A)     2,010,000
                                                                  $6,446,600
                      Oil & Gas Exploration & Production - 7.7%
9,534,000 (i)B-/B3    Baytex Energy, Ltd., 9.625%, 7/15/10        $9,843,855
4,080,000    B-/B3    Clayton William Energy, 7.75%, 8/1/13       3,753,600
5,000,000    B+/B2    Energy Partners, Ltd., 8.75%, 8/1/10        4,812,500
1,250,000    B/B3     Hilcorp Energy I, LP/Hilcorp Finance Co., 9 1,259,375
4,500,000    BBB-/Ba1 Methanex Corp., 8.75%, 8/15/12              4,831,875
5,300,000    CCC+/Caa1PetroQuest Energy, Inc., 10.375%, 5/15/12   5,485,500
3,135,000    B-/Caa1  Stone Energy Corp., 6.75%, 12/15/14         3,146,756
                                                                  $33,133,461
                      Oil & Gas Storage & Transportation - 0.7%
820,000      B-/B2    Targa Resources, Inc., 8.5%, 11/1/13 (144A) $791,300
2,188,000    B-/B3    Transmontaigne, Inc., 9.125%, 6/1/10        2,330,220
                                                                  $3,121,520
                      Total Energy                                $47,222,581

                      Materials - 26.1%
                      Commodity Chemicals - 5.1%
4,635,000    BB-/Ba3  ARCO Chemical Co., 9.8%, 2/1/20             $5,446,125
2,920,000 (a)B-/B3    Aventine Renewable Energy, 11.329%, 12/15/1 3,076,950
5,000,000    B+/Ba3   Invista, 9.25%, 5/1/12 (144A)               5,250,000
3,300,000    B+/B1    Tronox Worldwide LLC/Tronox Finance Corp.,  3,399,000
4,280,000    B-/B3    VeraSun Energy Corp., 9.875%, 12/15/12 (144 4,515,400
                                                                  $21,687,475
                      Diversified Chemicals - 7.0%
3,200,000    B-/B2    Basell Finance Co., 8.1%, 3/15/27 (144A)    $2,896,000
810,000      BB/NR    Braskem SA, 9.375%, 6/1/15 (144A)           814,050
2,200,000    BB/NR    Braskem SA, 11.75%, 1/22/14                 2,453,000
6,060,000 (b)B/Caa2   Crystal US Holdings, 10.5%, 10/1/14         4,741,950
7,870,000    B/B3     Huntsman International LLC, 10.125%, 7/1/09 10,213,983
2,000,000    B-/B2    Ineos Group Holdings Plc., 8.5%, 2/15/16 (1 1,872,500
1,190,000    B-/B2    Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)    1,536,819
500,000      B-/B2    Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)    480,625
3,904,000    B-/Caa1  Rhodia SA, 9.25%, 6/1/11                    5,191,556
                                                                  $30,200,483
                      Specialty Chemicals - 1.6%
1,000,000    B/NR     Ferro Corp., 7.625%, 5/1/13                 $982,500
5,970,000 (i)B+/B3    PolyOne Corp., 8.875%, 5/1/12               5,992,388
                                                                  $6,974,888
                      Construction Materials - 1.5%
2,225,000    CCC+/Caa1RMCC Acquisition Co., 9.5%, 11/1/12 (144A)  $2,314,000
4,185,000    B-/B3    U.S. Concrete, Inc., 8.375%, 4/1/14         4,226,850
                                                                  $6,540,850
                      Metal & Glass Containers - 1.9%
4,020,000    BB-/B1   Greif Bros. Corp., 8.875%, 8/1/12           $4,231,050
3,985,000    B-/B2    Vitro Envases, 10.75%, 7/23/11 (144A)       4,104,550
                                                                  $8,335,600
                      Paper Packaging - 2.3%
1,685,000 (i)CCC+/Caa2Graham Packaging Co., L.P., 9.875%, 10/15/1 $1,668,150
5,540,000 (i)B-/B3    Graphic Packaging International, Inc., 9.5% 5,484,600
2,000,000    B-/B3    MDP Acquisitions Plc, 10.125%, 10/1/12      2,774,688
                                                                  $9,927,438
                      Aluminum - 1.1%
1,440,000    B/B3     Aleris International, Inc., 9.0%, 11/15/14  $1,465,200
1,200,000    BB/Ba3   Asia Aluminum Holdings, Ltd., 8.0%, 12/23/1 1,125,000
2,180,000    B-/B3    Indalex Holding Corp., 11.5%, 2/1/14 (144A) 2,223,600
                                                                  $4,813,800
                      Diversified Metals & Mining - 2.5%
3,300,000    B-/B3    American Rock Salt Co., LLC, 9.5%, 3/15/14  $3,341,250
4,600,000    B+/B1    Freeport-McMoRan Copper & Gold, Inc., 10.12 4,881,750
2,599,000    B-/Caa1  OM Group, Inc., 9.25%, 12/15/11             2,676,970
                                                                  $10,899,970
                      Steel - 1.5%
2,900,000    BB/Ba2   CSN Islands VIII Corp., 9.75%, 12/16/13 (14 $3,103,000
630,000      BB/Ba2   CSN Islands IX Corp., 10.5%, 1/15/15 (144A) 693,000
2,485,000    B-/B3    Edgen Acquisition Corp., 9.875%, 2/1/11     2,422,875
                                                                  $6,218,875
                      Forest Products - 0.3%
1,645,000    B-/B3    Mandra Forestry Holdings, Ltd., 12.0%, 5/15 $1,266,650




Pioneer High Income Trust

SCHEDULE OF INVESTMENTS 6/30/06 (unaudited) (continued)

Principal    S&P/Moody's
Amount       Ratings
USD ($)      (unaudited)                                                Value
                      Paper Products - 1.3%
5,450,000    B-/B2    Exopack Holding Corp., 11.25%, 2/1/14 (144A $5,504,500
                      Total Materials                             $112,370,529

                      Capital Goods - 10.9%
                      Building Products - 0.7%
2,885,000 (a)B/B3     Builders FirstSource, Inc., 9.42%, 2/15/12  $2,957,125

                      Construction & Engineering - 3.3%
1,250,000    B+/Ba3   Dycom Industries, Inc., 8.125%, 10/15/15    $1,253,125
27,300,000(b)NR/NR    Kvaerner ASA, 0.0%, 10/30/11                4,332,393
8,897,000 (b)NR/NR    Kvaerner ASA, 0.0%, 10/30/11                8,563,362
                                                                  $14,148,880
                      Heavy Electrical Equipment - 2.0%
4,790,000    CCC+/B3  Altra Industrial Motion, 9.0%, 12/1/11      $4,813,950
3,975,000    B/B2     Hawk Corp., 8.75%, 11/1/14                  3,994,875
                                                                  $8,808,825
                      Construction & Farm Machinery & Heavy Truck - 3.2%
2,000,000    B-/B3    Accuride Corp., 8.5%, 2/1/15                $1,920,000
5,000,000    B+/Ba3   Commercial Vehicle Group, Inc., 8.0%, 7/1/1 4,787,500
1,800,000    B+/B1    Greenbrier Companies, Inc., 8.375%, 5/15/15 1,838,250
5,475,000    CCC+/Caa1Stanadyne Corp., 10.0%, 8/15/14             5,119,125
                                                                  $13,664,875
                      Industrial Machinery - 0.3%
1,217,000    B+/B2    Manitowac Co., Inc., 10.5%, 8/1/12          $1,320,445

                      Trading Companies & Distributors - 1.4%
2,845,000    B/B3     Interline Brands, Inc., 8.125%, 6/15/14     $2,837,888
2,500,000    CCC+/Caa1Ray Acquisition SCA, 9.375%, 3/16/15 (144A) 3,340,494
                                                                  $6,178,382
                      Total Capital Goods                         $47,078,532

                      Commercial Services & Supplies - 8.8%
                      Diversified Commercial & Professional Services - 4.7%
3,500,000    CCC+/Caa1Allied Security Escrow, 11.375%, 7/15/11    $3,395,000
1,850,000    B/B2     Brickman Group, Ltd., Series B, 11.75%, 12/ 1,988,750
4,455,000    B-/Caa1  Cardtronics, Inc., 9.25%, 8/15/13 (144A)    4,388,175
2,980,000    CCC+/B3  Cornell Companies, Inc., 10.75%, 7/1/12     3,169,975
1,500,000 (a)B-/Caa1  FS Funding AS, 9.489%, 5/15/16 (144A)       1,870,037
2,970,000    CCC+/Caa1Park-Ohio Industries, Inc., 8.375%, 11/15/1 2,613,600
2,745,000 (i)B/Caa1   United Rentals North America, Inc., 7.75%,  2,607,750
                                                                  $20,033,287
                      Human Resource & Employment Services - 0.6%
2,700,000    B-/B3    Knowledge Learning Corp., Inc., 7.75%, 2/1/ $2,470,500

                      Environmental & Facilities Services - 3.5%
4,088,000    B+/B1    Clean Harbors, Inc., 11.25%, 7/15/12        $4,599,000
5,020,000    CCC+/Caa1Hydrochem Industrial Services, Inc., 9.25%, 4,844,300
5,800,000    CCC/Caa2 Waste Services, Inc., 9.5%, 4/15/14         5,858,000
                                                                  $15,301,300
                      Total Commercial Services & Supplies        $37,805,087

                      Transportation - 9.4%
                      Airlines - 3.3%
1,063,394    CCC+/B3  American Airlines, Inc., 7.379%, 11/23/17   $962,371
2,065,000 (i)CCC+/Caa2AMR Corp., 9.0%, 8/1/12                     2,039,188
2,440,000    CCC+/Caa2AMR Corp., 9.8%, 10/1/21                    2,275,300
3,200,000    CCC+/Caa2AMR Corp., 10.2%, 3/15/20                   3,000,000
1,127,990    B+/B2    Continental Airlines, Inc., Series B, 8.499 1,107,336
5,000,000    B/B3     Continental Airlines, Inc., Series D, 7.568 4,987,306
                                                                  $14,371,501
                      Marine - 5.4%
860,000      BB+/NR   CMA CGM SA, 7.25%, 2/1/13 (144A)            $786,900
3,899,000 (b)CCC+/Caa2H-Lines Finance Holding, 0.0%, 4/1/13       3,343,392
8,000,000    BBB-/Ba1 Seabulk International, Inc., 9.5%, 8/15/13  8,840,000
6,470,000    B/B1     Ship Finance International, Ltd., 8.5%, 12/ 6,146,500
1,060,000    BB-/Ba3  Stena AB, 7.0%, 12/1/16                     975,200
2,900,000    B-/B3    Trailer Bridge, Inc., 9.25%, 11/15/11       2,972,500
                                                                  $23,064,492
                      Railroads - 0.7%
2,250,000    B-/B3    Grupo Transportacion Ferroviaria Mexicana, SA de CV,
                         9.375%, 5/1/12                           $2,396,250
400,000      B-/B3    Grupo Transportacion Ferroviaria Mexicana, SA de CV,
                         10.25%, 6/15/07                          412,000
                                                                  $2,808,250
                      Total Transportation                        $40,244,243

                      Automobiles &  Components - 2.6%
                      Auto Parts & Equipment - 1.2%
3,590,000    B-/Caa1  Cooper-Standard Automotive, Inc., 8.375%, 1 $2,831,612
2,000,000    B-/B3    UGS Corp., 10.0%, 6/1/12                    2,150,000
                                                                  $4,981,612



Pioneer High Income Trust

SCHEDULE OF INVESTMENTS 6/30/06 (unaudited) (continued)

Principal    S&P/Moody's
Amount       Ratings
USD ($)      (unaudited)                                                Value
                      Tires & Rubber - 1.4%
6,510,000 (i)B-/B3    Goodyear Tire & Rubber Co., 9.0%, 7/1/15    $6,217,050
                      Total Automobiles & Components              $11,198,662

                      Consumer Durable & Apparel - 1.0%
                      Homebuilding - 1.0%
1,100,000 (i)B+/Ba3   WCI Communities, Inc., 6.625%, 3/15/15      $913,000
3,200,000    B/B2     William Lyon Homes, Inc., 7.5%, 2/15/14     2,656,000
700,000      B/B2     William Lyon Homes, Inc., 7.625%, 12/15/12  581,000
                      Total Consumer Durable & Apparel            $4,150,000

                      Consumer Services - 3.2%
                      Casinos & Gaming - 2.1%
4,500,000    B/B2     Little Traverse Bay Bands of Odawa Indians, $4,443,750
1,700,000    B/B3     Pokagon Gaming Authority, 10.375%, 6/15/14  1,757,375
3,050,000 (i)B-/Caa1  Trump Entertainment Resorts, Inc., 8.5%, 6/ 2,931,813
                                                                  $9,132,938
                      Hotels, Resorts & Cruise Lines - 1.1%
2,435,000    B+/B1    Galaxy Entertainment Finance Co., Ltd., 9.8 $2,532,400
1,980,000 (a)B/B3     HRP Myrtle Beach Operations LLC, 9.818%, 4/ 1,960,200
                                                                  $4,492,600
                      Total Consumer Services                     $13,625,538

                      Media - 4.3%
                      Broadcasting & Cable TV - 1.8%
2,170,000    BB-/B1   Cablemas SA de CV, 9.375%, 11/15/15 (144A)  $2,235,100
3,750,000    B-/B2    Kabel Deutschland GMBH, 10.75%, 7/1/14 (144 5,298,439
                                                                  $7,533,539
                      Movies & Entertainment - 0.7%
3,000,000    B-/B3    LodgeNet Entertainment Corp., 9.5%, 6/15/13 $3,195,000

                      Publishing - 1.8%
4,835,000    B/B1     Sheridan Acquisition Corp., 10.25%, 8/15/11 $4,913,569
3,700,000 (b)B-/Caa2  Visant Holding Corp., 0.0%, 12/1/13         2,904,500
                                                                  $7,818,069
                      Total Media                                 $18,546,608

                      Retailing - 3.6%
                      Distributors - 1.1%
4,735,000    B-/Caa1  Intcomex, Inc., 11.75%, 1/15/11 (144A)      $4,699,487

                      Department Stores - 0.9%
3,800,000    BBB-/Baa3J.C. Penney Co., Inc., 8.125%, 4/1/27       $3,926,772

                      Specialty Stores - 1.6%
1,545,000 (c)CCC+/Caa2AAC Group Holding Corp., 12.75%, 10/1/12 (1 $1,545,000
1,980,000    CCC+/B3  Hines Nurseries, Inc., 10.25%, 10/1/11      1,900,800
3,180,000    CCC/Caa1 Nutro Products, Inc., 10.75%, 4/15/14 (144A 3,271,425
                                                                  $6,717,225
                      Total Retailing                             $15,343,484

                      Food & Staples Retailing - 1.5%
                      Drug Retail - 0.7%
3,350,000    CC/Caa3  Duane Reade, Inc., 9.75%, 8/1/11            $2,696,750
550,000   (a)CCC/Caa1 Duane Reade, Inc., 9.829% 12/15/10          533,500
                                                                  $3,230,250
                      Food Distributors - 0.8%
3,380,000    B+/B2    Wornick Co., 10.875%, 7/15/11               $3,405,350
                      Total Food & Staples Retailing              $6,635,600

                      Food, Beverage & Tobacco - 2.0%
                      Brewers - 1.6%
5,885,000    BBB/Baa3 Cia Brasileira de Bebida, 10.5%, 12/15/11   $6,841,312

                      Agricultural Products - 0.4%
2,000,000    BB/Ba2   Cosan SA Industria e Comercio, 8.25%, 2/28/ $1,800,000
                      Total Food, Beverage & Tobacco              $8,641,312

                      Health Care Equipment & Services - 4.4%
                      Health Care Equipment & Services - 1.3%
1,800,000    B-/Caa1  Accellent, Inc., 10.5%, 12/1/13             $1,840,500
3,800,000    CCC+/B3  Hanger Orthopedic Group, Inc., 10.25%, 6/1/ 3,762,000
                                                                  $5,602,500

                      Health Care Services - 2.1%
2,160,000    B-/Caa1  AMR HoldCo/Emcare HoldCo, 10.0%, 2/15/15    $2,262,600
2,900,000 (a)CCC+/NR  Medical Services Co., 12.568%, 10/15/11     2,537,500
4,055,000    CCC+/B3  Rural/Metro Corp., 9.875%, 3/15/15          4,191,856
                                                                  $8,991,956




Pioneer High Income Trust

SCHEDULE OF INVESTMENTS 6/30/06 (unaudited) (continued)

Principal    S&P/Moody's
Amount       Ratings
USD ($)      (unaudited)                                                Value
                      Managed Health Care - 1.0%
4,400,000    B-/Caa1  Multiplan, Inc., 10.375%, 4/15/16 (144A)    $4,455,000
                      Total Health Care Equipment & Services      $19,049,456

                      Pharmaceuticals & Biotechnology - 1.6%
                      Pharmaceuticals - 1.6%
6,650,000    CCC+/Caa1Warner Chilcott Corp., 8.75%, 2/1/15        $6,849,500
                      Total Pharmaceuticals & Biotechnology       $6,849,500

                      Diversified Financials - 4.2%
                      Specialized Finance - 3.5%
6,135,000    B+/B3    Dollar Financial Group, 9.75%, 11/15/11     $6,595,125
7,950,000    BBB/Baa3 GATX Financial Corp., 8.875%, 6/1/09        8,485,933
                                                                  $15,081,058
                      Consumer Finance - 0.7%
3,000,000    B+/Ba2   Ford Motor Credit Co., 7.875%, 6/15/10      $2,767,476
                      Total Diversified Financials                $17,848,534

                      Insurance - 2.5%
                      Life & Health Insurance - 1.3%
5,725,000    B-/B2    Presidential Life Corp., 7.875%, 2/15/09    $5,696,375

                      Multi-Line Insurance - 1.2%
5,300,000    BB+/Ba1  Allmerica Financial Corp., 7.625%, 10/15/25 $5,312,895
                      Total Insurance                             $11,009,270

                      Software & Services - 0.3%
                      Data Processing & Outsourced Services - 0.2%
640,000      CCC+/Caa1iPayment, Inc., 9.75%, 5/15/14 (144A)       $636,800

                      Application Software - 0.1%
500,000      CCC+/Caa1Serena Software, Inc., 10.375%, 3/15/16 (14 $502,500
                      Total Software & Services                   $1,139,300

                      Technology Hardware & Equipment - 3.5%
                      Communications Equipment - 0.7%
2,900,000    B/B1     Lucent Technologies, Inc., 7.25%, 7/15/06   $2,910,875

                      Electronic Equipment Manufacturers - 0.0%
215,000      B/B2     General Cable Corp., 9.5%, 11/15/10         $227,900

                      Office Electronics - 2.8%
11,830,000   B+/Ba3   Xerox Capital Trust I, 8.0%, 2/1/27         $11,874,363
                      Total Technology Hardware & Equipment       $15,013,138

                      Telecommunication Services - 13.7%
                      Integrated Telecommunication Services - 2.7%
7,149,000    B-/B3    Eschelon Operating Co., 8.375%, 3/15/10     $6,791,550
4,025,000    B+/B2    GCI, Inc., 7.25%, 2/15/14                   3,884,125
691,000      NR/Baa3  Tele Norte Leste Participacoes SA, 8.0%, 12 718,640
                                                                  $11,394,315
                      Wireless Telecommunication Services - 11.0%
5,587,000 (b)A-/Caa1  Alamosa Delaware, Inc., 12.0%, 7/31/09      $5,936,187
1,625,000    CCC+/Caa1Cell C Property, Ltd., 11.0%, 7/1/15 (144A) 1,356,875
2,855,000 (a)CCC+/Caa1Cleveland Unlimited, Inc., 13.579%, 12/15/1 3,004,887
1,500,000    NR/B3    Digicel, Ltd., 9.25%, 9/1/12 (144A)         1,567,500
3,900,000    B-/B3    Horizon PCS, Inc., 11.375%, 7/15/12         4,382,625
3,950,000    B-/B1    Hughes Network Systems, LLC/HNS Finance Cor 3,871,000
2,200,000 (b)B+/B1    Inmarsat Finance II Plc, 0.0%, 11/15/12     1,872,750
5,150,000    B+/B1    Mobifon Holdings BV, 12.5%, 7/31/10         5,832,375
1,975,000 (b)NR/NR    Mobile Satellite Venture, 0.0%, 4/1/13 (144 1,086,250
3,230,000    BB-/Ba3  Mobile Telesystems, 9.75%, 1/30/08 (144A)   3,330,938
3,000,000 (a)CCC/Caa2 Rural Cellular Corp., 10.899%, 11/1/12 (144 3,078,750
4,200,000    B-/B2    Stratos Global Corp., 9.875%, 2/15/13 (144A 3,948,000
5,525,000    B-/Caa1  UbiquiTel Operating Co., 9.875%, 3/1/11     6,008,438
3,200,000 (b)B/Caa1   Zeus Special Subsidiary, Ltd., 0.0%, 2/1/15 2,208,000
                                                                  $47,484,575
                      Total Telecommunication Services            $58,878,890

                      Utilities - 2.8%
                      Electric Utilities - 2.7%
2,000,000    B+/Ba3   Aes Chivor SA ESP, 9.75%, 12/30/14 (144A)   $2,150,000
1,777,500    BBB-/Baa3Empresa Electrica Guacolda SA, 8.625%, 4/30 1,918,806
1,000,000    NR/NR    Mirant JPSCo. Finance, Ltd., 11.0%, 7/6/16  1,000,000
6,207,183    NR/NR    Ormat Funding Corp., 8.25%, 12/30/20        6,362,363
                                                                  $11,431,169
                      Multi-Utilities - 0.1%
700,000      B/B2     Reliant Energy, Inc., 6.75%, 12/15/14       $644,000
                      Total Utilities                             $12,075,169

                      TOTAL CORPORATE BONDS & NOTES
                      (Cost $478,478,867)                         $504,725,433

Pioneer High Income Trust

SCHEDULE OF INVESTMENTS 6/30/06 (unaudited) (continued)

Principal    S&P/Moody's
Amount       Ratings
USD ($)      (unaudited)                                                Value

                      CONVERTIBLE BONDS & NOTES - 0.9% of Net Assets
                      Capital Goods - 0.9%
                      Electrical Components & Equipment - 0.9%
4,000,000    B/B1     SCI Systems, Inc., 3.0%, 3/15/07            $3,870,000
                      Total Capital Goods                         $3,870,000
                      TOTAL CONVERTIBLE BONDS & NOTES
                      (Cost $3,823,015)                           $3,870,000


                      MUNICIPAL BONDS - 9.3% of Net Assets
                      Indiana  - 3.0%
1,650,000    BBB-/Ba1 East Chicago Industrial Pollution Ctl. Rev. $1,729,249
3,000,000    BBB-/Ba1 East Chicago Industrial Pollution Ctl. Rev. 3,052,650
3,665,000    BBB-/Ba1 Indiana Dev. Fin. Auth. Pollution Ctl. Rev. 3,746,400
4,250,000    BBB-/Ba1 Indiana Dev. Fin. Auth. Rev., 5.75%, 10/1/1 4,376,523
                                                                  $12,904,822
                      Massachusetts - 0.2%
1,000,000 (e)AAA/NR   Massachusetts Health & Edl. Facs. Rev., RIB $1,044,620

                      Michigan - 0.4%
3,000,000 (d)NR/NR    Wayne Charter County, Spl. Arpt. Facs. Rev. $1,669,890

                      New Jersey - 2.2%
4,525,000    B/Caa2   New Jersey Economic Dev. Auth. Rev., 7.0%,  $4,742,019
4,000,000    BBB/Baa3 Tobacco Settlement Financing Corp., 7.0%, 6 4,535,360
                                                                  $9,277,379
                      New York - 0.9%
3,475,000    BB-/Ba2  New York City Ind. Dev. Agcy., British Airw $3,905,170

                      North Carolina  - 1.6%
4,800,000    NR/NR    Charlotte, Spl. Facs. Rev., Charlotte/Dougl $4,709,952
2,000,000    NR/NR    Charlotte, Spl. Facs. Rev., Charlotte/Dougl 2,140,780
                                                                  $6,850,732
                      Texas - 1.0%
3,200,000 (e)AAA/Aa1  San Antonio, TX, Elec. & Gas, RIB, 7.608%,  $4,119,552

                      TOTAL MUNICIPAL BONDS
                      (Cost $31,861,942)                          $39,772,165

                      SOVEREIGN DEBT OBLIGATIONS - 2.2% of Net Assets
                      Brazil - 0.8%
4,800,000,(b)BB/Ba1   Banco Nacional de Desenvolimento Bndes, 8.0 $3,407,497

                      Ecuador - 0.8%
3,515,000 (b)CCC+/Caa1Federal Republic of Ecuador, 9.0%, 8/15/30  $3,400,763

                      Russia - 0.6%
2,320,000 (b)BBB/Baa2 Russian Federation, 5.0%, 3/31/30           $2,469,176
                      TOTAL SOVEREIGN DEBT OBLIGATIONS
                      (Cost $6,055,162)                           $9,277,436

Shares                COMMON STOCKS - 0.1% of Net Assets
                      Pharmaceuticals & Biotechnology - 0.1%
                      Pharmaceuticals  - 0.1%
17,818    (i)         Teva Pharmaceutical Industries Ltd.         $562,871
                      Total Pharmaceuticals & Biotechnology       $562,871
                      TOTAL COMMON STOCKS
                      (Cost $752,276)                             $562,871

                      WARRANTS - 0.0% of Net Assets (f)
                      Materials - 0.0%
                      Forest Products - 0.0%
1,645                 Mandra Forestry Holdings, Ltd. - CW13, Expi $-
                      Total Materials                             $-

                      Transportation - 0.0%
                      Trucking - 0.0%
4,525                 Atlantic Express Transportation Corp., Expi $-
                      Total Transportation                        $-

                      TOTAL WARRANTS
                      (Cost $0)                                           $-


Pioneer High Income Trust

SCHEDULE OF INVESTMENTS 6/30/06 (unaudited) (continued)


Principal
Amount
USD ($)               TEMPORARY CASH INVESTMENTS - 7.5% of Net Assets
                      Repurchase Agreement - 0.8%
3,300,000             Lehman Brothers, Inc., 4.55%, dated 6/30/06, repurchase
price of $3,300,000 plus accrued
                      interest on 7/3/06 collateralized by $3,471 $3,300,000

Shares                Security Lending Collateral - 6.7%
28,836,932            Securities Lending Investment Fund, 5.161%  $28,836,932
                      TOTAL TEMPORARY CASH INVESTMENTS
                      (Cost $32,136,932)                          $32,136,932
                      TOTAL INVESTMENTS IN SECURITIES - 138.6%
                      (Cost $558,393,185) (g) (h)                 $595,545,063
                      OTHER ASSETS AND LIABILITIES  - (3.4)%      $(14,556,701)
                      PREFERRED SHARES AT REDEMPTION VALUE,
                      INCLUDING DIVIDENDS PAYABLE - (35.2)%       $(151,147,723)
                      NET ASSETS APPLICABLE TO COMMON SHAREOWNERS $429,840,639

Pioneer High Income Trust

SCHEDULE OF INVESTMENTS 6/30/06 (unaudited) (continued)

       NR    Security not rated by S&P or Moody's.

   (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to
             $156,079,968 or 36.3% of total net assets applicable to common shareowners.

      (a)    Floating rate note.  The rate shown is the rate at June 30, 2006.

      (b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
             The rate shown is the rate at June 30, 2006.

      (c) Represents a pay-in-kind security which may pay interest in additional principal.

      (d)    Security is in default and is non-income producing.

      (e) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The rate shown is the rate at June 30, 2006.

      (f)    Non-income producing.

      (g) At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $558,905,758 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost            $
43,354,244

             Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
(6,714,939)
             Net unrealized gain                                  $
36,639,305
             For financial reporting purposes net unrealized gain was
$37,151,878 and cost of
             investments aggregated $558,393,185.

      (h)    Distribution of investments by country of issue, as a percentage of total holdings,
             is as follows:
             United States                                                     %
             Norway
4.3
             Canada
3.1
             Brazil
2.7
             France
1.6
             Mexico
1.5
             Romania
1.0
             Great Britain
1.0
             Russia
1.0
             Germany
0.9
             Cayman Islands
0.6
             Ecuador
0.6
             Netherlands
0.5
             Ireland
0.5
             Bermuda
0.4
             India
0.4
             Colombia
0.4
             Luxembourg
0.3
             Chile
0.3
             Denmark
0.3
             South Africa
0.2
             China
0.2
             Jamaica
0.2
             Sweden
0.2
             Israel
0.1
                                                                               %

      (i)    At June 30, 2006, the following securities were out on loan:

             Principal Amount/
              Shares  Description                                 Market Value
              $     75AAC Group Holding Corp., 12.75%, 10/1/12 (1 $
755,000
                2,044,AMR Corp., 9.0%, 8/1/12
2,018,746
                  1,45Baytex Energy, Ltd., 9.625%, 7/15/10
1,497,125
                6,444,Goodyear Tire & Rubber Co., 9.0%, 7/1/15
6,154,879
                   1,6Graham Packaging Co., L.P., 9.875%, 10/15/1
1,651,469
                 5,484Graphic Packaging International, Inc., 9.5%
5,429,160
                     1Mobile Satellite Venture, 0.0%, 4/1/13 (144
55,000
                  1,74PolyOne Corp., 8.875%, 5/1/12
1,750,038
                      Teva Pharmaceutical Industries Ltd.
557,248
              $  3,019Trump Entertainment Resorts, Inc., 8.5%, 6/
2,902,494
                   2,7United Rentals North America, Inc., 7.75%,
2,581,673
                 1,000WCI Communities, Inc., 6.625%, 3/15/15
830,000
                 2,249Zeus Special Subsidiary, Ltd., 0.0%, 2/1/15
1,551,982
                                                                  $
27,734,814

          RIB  Residual Interest Bonds


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.




ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 30, 2006

* Print the name and title of each signing officer under his or her signature.